CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Cash flows from operating activities:
Net income	¥ 242,566	¥ 142,562	¥ 225,979
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	70,928	79,394	78,882
Stock option expenses	8,960	16,890	19,364
(Gain) loss on investments in equity securities	(7,708)	20,504	(29,410)
Equity in earnings of affiliates, net of dividends received	(21,059)	(22,886)	(34,772)
Loss on disposal of office buildings, land, equipment and facilities	1,339	1,325	9,690
Deferred income taxes	22,528	(58,859)	26,489
Changes in operating assets and liabilities:
Time deposits	(18,275)	124,922	38,341
Deposits with stock exchanges and other segregated cash	(2,854)	213,288	(66,122)
Trading assets and private equity investments	1,197,062	248,495	2,917,895
Trading liabilities	708,196	(2,279,966)	(1,731,133)
Securities purchased under agreements to resell, net of securities sold under agreements to repurchase	635,593	1,605,658	(1,251,323)
Securities borrowed, net of securities loaned	(1,706,545)	1,762,173	(221,295)
Other secured borrowings	(138,204)	(192,350)	(145,877)
Loans and receivables, net of allowance for doubtful accounts	(193,786)	(136,694)	(92,713)
Payables	531,516	(41,838)	236,029
Bonus accrual	4,543	(41,281)	(3,659)
Accrued income taxes, net	10,220	(37,126)	59,931
Other, net	(39,995)	(165,839)	(113,324)
Net cash provided by (used in) operating activities	1,305,025	1,238,372	(77,028)
Cash flows from investing activities:
Payments for purchases of office buildings, land, equipment and facilities	(312,880)	(324,722)	(209,468)
Proceeds from sales of office buildings, land, equipment and facilities	239,184	282,473	159,480
Payments for purchases of investments in equity securities	(647)		(354)
Proceeds from sales of investments in equity securities	1,998	899	6,977
Increase in loans receivable at banks, net	(21,322)	(40,767)	(49,192)
Decrease in non-trading debt securities, net	88,099	56,814	109,761
Business combinations or disposals, net			(7,308)
Decrease in investments in affiliated companies, net	809	1,803	2,212
Other, net	(113,292)	(211)	229
Net cash provided by (used in) investing activities	(118,051)	(23,711)	12,337
Cash flows from financing activities:
Increase in long-term borrowings	1,526,334	3,018,453	2,974,115
Decrease in long-term borrowings	(2,403,076)	(2,922,558)	(3,167,956)
Increase (decrease) in short-term borrowings, net	(81,964)	(17,395)	34,041
Increase (decrease) in deposits received at banks, net	(1,068,168)	1,010,101	140,571
Proceeds from sales of common stock held in treasury	401	571	387
Payments for repurchases of common stock held in treasury	(61,338)	(20,002)	(104,047)
Payments for cash dividends	(42,833)	(82,783)	(55,317)
Net cash provided by (used in) financing activities	(2,130,644)	986,387	(178,206)
Effect of exchange rate changes on cash and cash equivalents	4,249	(40,195)	68,513
Net increase (decrease) in cash and cash equivalents	(939,421)	2,160,853	(174,384)
Cash and cash equivalents at beginning of the year	3,476,261	1,315,408	1,489,792
Cash and cash equivalents at end of the year	2,536,840	3,476,261	1,315,408
Cash paid during the year for-
Interest	307,635	352,276	364,392
Income tax payments, net	¥ 47,482	¥ 118,580	¥ 34,359